17. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2014
Future Minimum Payments, Year Ending December 31
2015	$ 617
2016	576
2017	169
2018	35
2019	0
After 2019	0
Total	$ 1,397